UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2019

AMT-Free    •    National

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2019

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

AMT-Free Municipal Income Fund	2
National Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	41

Important Notices	42

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2019

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	3.78%	4.89%	4.04%	6.09%
Class A with 4.75% Maximum Sales Charge	—	—	–1.12	–0.13	3.03	5.58
Class C at NAV	05/02/2006	03/16/1978	3.41	4.12	3.27	5.30
Class C with 1% Maximum Sales Charge	—	—	2.41	3.12	3.27	5.30
Class I at NAV	03/16/1978	03/16/1978	3.96	5.17	4.31	6.34
Bloomberg Barclays Municipal Bond Index	—	—	4.63%	5.38%	3.73%	4.71%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	5.40	5.86	5.32	6.72

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.05%	1.80%	0.80%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.58%	2.83%	3.84%
Taxable-Equivalent Distribution Rate				6.05	4.78	6.49
SEC 30-day Yield				1.98	1.34	2.32
Taxable-Equivalent SEC 30-day Yield				3.34	2.26	3.92

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						9.02%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2019

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	4.06%	5.45%	4.74%	6.64%
Class A with 4.75% Maximum Sales Charge	—	—	–0.87	0.47	3.73	6.12
Class B at NAV	12/19/1985	12/19/1985	3.67	4.66	3.96	5.86
Class B with 5% Maximum Sales Charge	—	—	–1.33	–0.34	3.62	5.86
Class C at NAV	12/03/1993	12/19/1985	3.67	4.66	3.96	5.86
Class C with 1% Maximum Sales Charge	—	—	2.67	3.66	3.96	5.86
Class I at NAV	07/01/1999	12/19/1985	4.18	5.71	5.00	6.91
Bloomberg Barclays Municipal Bond Index	—	—	4.63%	5.38%	3.73%	4.71%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	5.40	5.86	5.32	6.72

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.88%	1.63%	1.63%	0.63%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.40%	2.65%	2.65%	3.65%
Taxable-Equivalent Distribution Rate			5.74	4.48	4.48	6.17
SEC 30-day Yield			2.07	1.43	1.43	2.42
Taxable-Equivalent SEC 30-day Yield			3.50	2.42	2.42	4.09

% Total Leverage[5]
RIB Financing						5.34%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,037.80	$5.44	1.07%
Class C	$1,000.00	$1,034.10	$9.23	1.82%
Class I	$1,000.00	$1,039.60	$4.17	0.82%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.39	1.07%
Class C	$1,000.00	$1,015.90	$9.15	1.82%
Class I	$1,000.00	$1,020.80	$4.13	0.82%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

5

Eaton Vance

Municipal Income Funds

March 31, 2019

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,040.60	$4.22	0.83%
Class B	$1,000.00	$1,036.70	$8.07	1.59%
Class C	$1,000.00	$1,036.70	$8.07	1.59%
Class I	$1,000.00	$1,041.80	$2.95	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.18	0.83%
Class B	$1,000.00	$1,017.00	$8.00	1.59%
Class C	$1,000.00	$1,017.00	$8.00	1.59%
Class I	$1,000.00	$1,022.00	$2.92	0.58%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 106.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.4%

New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,236,105

		$10,236,105

Education — 7.2%

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$5,000	$5,596,050

Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/42	2,125	2,407,922

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,050	1,197,515

Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,143,545

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,015,247

Pima County Community College District, AZ, 5.00%, 7/1/35	725	867,731

University of California, 5.25%, 5/15/35	3,555	4,098,453

University of Nebraska, 5.00%, 5/15/35	1,000	1,151,060

West Virginia University, 5.00%, 10/1/31	3,000	3,286,170

		$21,763,693

Electric Utilities — 4.5%

Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,688,620

Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,546,365

Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	235,366

Northern Municipal Power Agency, MN, 5.00%, 1/1/32	210	245,484

Northern Municipal Power Agency, MN, 5.00%, 1/1/33	235	272,955

Northern Municipal Power Agency, MN, 5.00%, 1/1/34	210	243,155

Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	196,403

Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	184,291

Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,471,504

Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,290,833

Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	2,035	2,056,693

		$13,431,669

Escrowed / Prerefunded — 9.4%

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$911,583

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,369,949

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	$1,185	$1,319,391

Kansas Development Finance Authority, (Adventist Health System), Prerefunded to 11/15/19, 5.75%, 11/15/38	5,115	5,248,450

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	511,355

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	315	342,717

New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,396,080

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,229,465

Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,723,340

Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	930	941,299

Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,409,140

		$28,402,769

General Obligations — 17.1%

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/36	$1,000	$1,186,090

California, 5.00%, 4/1/35	2,125	2,407,306

California, 5.25%, 10/1/29	560	611,106

California, 5.25%, 10/1/32	3,480	3,778,793

Chicago, IL, 5.00%, 1/1/39(2)	1,400	1,501,234

Chicago Board of Education, IL, 5.00%, 12/1/21	230	241,445

Chicago Board of Education, IL, 5.00%, 12/1/46	1,405	1,474,828

Chicago Board of Education, IL, 5.00%, 12/1/46	270	278,087

Corvallis School District No. 509J, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	1,680	1,879,382

District of Columbia, 5.00%, 6/1/37(1)	7,000	8,286,110

Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,121,500

Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,331,585

Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,329,687

Illinois, 5.00%, 11/1/21	2,000	2,123,420

Illinois, 5.00%, 1/1/26	5,000	5,486,450

Illinois, 5.00%, 5/1/35	2,000	2,088,860

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,972,026

Rockville Centre, NY, 4.00%, 11/15/41	435	474,076

Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,101,355

Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	7,700	7,792,939

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Springfield School District No. 19, OR, 5.00%, 6/15/30	$1,085	$1,265,772

University of Connecticut, 5.00%, 2/15/32	650	718,413

Wentzville R-IV School District, MO, 0.00%, 3/1/29	60	44,979

		$51,495,443

Hospital — 15.7%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$570,503

California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,274,567

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,933,968

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,562,246

California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,435,386

California Statewide Communities Development Authority, (John Muir Health), Prerefunded to 7/1/19, 5.00%, 7/1/29	1,330	1,341,677

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,323,430

Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,223,938

Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,285,980

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,730	4,262,084

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/37	1,000	1,138,070

Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,728,130

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,441,270

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,443,550

Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,815,075

Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,019,120

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,617,800

		$47,416,794

Housing — 0.7%

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$563,795

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/42	1,250	1,393,488

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	$285	$252,225

		$2,209,508

Industrial Development Revenue — 0.9%

Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	$2,670	$2,774,931

		$2,774,931

Insured – Education — 0.7%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,166,623

		$2,166,623

Insured – Electric Utilities — 0.7%

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,189,376

		$2,189,376

Insured – Escrowed / Prerefunded — 0.5%

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,499,378

		$1,499,378

Insured – General Obligations — 0.8%

Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$152,169

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	569,801

Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,561,320

		$2,283,290

Insured – Lease Revenue / Certificates of Participation — 1.9%

Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,851,883

		$5,851,883

Insured – Other Revenue — 1.9%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,702,058

		$5,702,058

Insured – Special Tax Revenue — 5.8%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,266,158

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	$6,000	$7,561,020

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,369,307

Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,250,535

		$17,447,020

Insured – Transportation — 9.1%

Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,112,780

Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,111,530

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	873,367

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,834,472

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	1,635	1,743,597

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,500	14,706,660

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	5,057,005

		$27,439,411

Insured – Water and Sewer — 2.5%

Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,173,896

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	735,578

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	632,241

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	312,292

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	627,246

		$7,481,253

Lease Revenue / Certificates of Participation — 1.7%

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$1,830	$1,948,822

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/37	3,000	3,305,220

		$5,254,042

Other Revenue — 1.7%

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$434,036

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	216,000

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	970	1,086,991

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	$355	$400,653

Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	1,375	1,500,524

White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,540	1,540,493

		$5,178,697

Senior Living / Life Care — 3.5%

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	$570	$640,190

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,037,682

Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,785,306

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	169,078

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	698,498

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(5)	1,575	1,767,150

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(5)	2,325	2,564,987

		$10,662,891

Special Tax Revenue — 2.8%

Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$968	$967,990

Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,367,208

New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	585	467,146

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	4,345	4,790,667

River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	965	969,815

		$8,562,826

Transportation — 11.5%

Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$444,100

Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	4,225	4,749,534

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,259,478

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,662,512

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	675	756,918

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Denver City and County, CO, Airport System Revenue, 2.602%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(6)	$880	$880,713

Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,202,014

Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	490	564,240

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,350	7,208,710

New Jersey Turnpike Authority, 4.00%, 1/1/48	1,055	1,120,716

New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,770,181

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,846,919

Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,715,215

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,086,863

Texas Transportation Commission, 0.00%, 8/1/40	1,000	390,650

		$34,658,763

Water and Sewer — 2.8%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,387,161

		$8,387,161

Total Tax-Exempt Municipal Securities — 106.8% (identified cost $300,018,044)		$322,495,584

Trust Units — 0.9%
Security	Notional Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.9%

COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/1/46(7)	$774	$637,550

COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (non-taxable), 8/1/46(7)	2,350	2,062,426

Total Trust Units — 0.9% (identified cost $2,571,488)		$2,699,976

Total Investments — 107.7% (identified cost $302,589,532)		$325,195,560

Other Assets, Less Liabilities — (7.7)%		$(23,216,201)

Net Assets — 100.0%		$301,979,359

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	19.4%

Illinois	11.2%

Texas	10.0%

Others, representing less than 10% individually	67.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 14.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	The issuer is in default on the payment of principal but continues to pay interest.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $5,872,630 or 1.9% of the Fund’s net assets.

(6)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(7)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation

Interest Rate Futures

U.S. 10-Year Treasury Note	145	Short	6/19/19	$(18,011,719)	$(250,998)

					$(250,998)

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	–	United States Dollar

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 102.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.0%

Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,790,100

Michigan Finance Authority, (Clean Water Revolving Fund), 4.00%, 10/1/32	5,000	5,547,500

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	13,500	17,208,720

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	16,675	20,040,182

		$54,586,502

Cogeneration — 0.2%

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$4,395,695

		$4,395,695

Education — 9.1%

Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,162,680

California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/29(2)	2,750	3,604,150

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,240,100

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(3)	2,245	2,365,961

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/38	1,625	1,905,897

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,920	22,609,022

Michigan State University, 5.00%, 2/15/30	600	742,974

Michigan State University, 5.00%, 2/15/31	1,200	1,472,892

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/38	6,925	7,688,412

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/30	550	682,770

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,820	5,913,899

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	25,335	30,657,377

New York Dormitory Authority, (New York University), 5.00%, 7/1/30	4,000	5,084,440

Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	10,814,664

Rutgers State University, NJ, 5.00%, 5/1/43(4)	37,000	41,086,650

University of California, 5.25%, 5/15/36	7,080	8,151,841

University of California, 5.25%, 5/15/37	13,000	14,959,750

Security	Principal Amount (000’s omitted)	Value

Education (continued)

University of California, 5.25%, 5/15/38	$7,700	$8,852,536

University of Michigan, 5.00%, 4/1/30	2,250	2,849,490

University of Virginia, 5.00%, 4/1/38	13,205	15,709,064

University of Virginia, 5.00%, 4/1/39	40,970	48,612,953

		$244,167,522

Electric Utilities — 4.9%

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$8,713,004

Omaha Public Power District, NE, 5.00%, 2/1/39	11,245	12,830,658

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,922,424

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	10,949,800

Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(4)	22,500	25,751,250

Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(4)	27,500	31,367,050

Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	13,260	15,809,102

Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	18,955	19,157,060

		$131,500,348

Escrowed / Prerefunded — 5.8%

Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,532,840

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	9,872,032

Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	14,835,923

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	3,005	3,269,410

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	4,901,395

North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	16,475	17,141,743

Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	4,800	4,829,280

Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	3,900	3,923,790

Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	608,690

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,798,722

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,709,312

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	12,906,820

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	$3,585	$3,848,426

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	18,914,717

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	4,073,857

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	10,814,900

Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,394,275

Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,049,790

Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	13,122,375

Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	8,705	8,810,766

		$155,359,063

General Obligations — 23.6%

Alabama, 5.00%, 11/1/30	$6,400	$7,989,056

Albany County, NY, 4.00%, 4/1/29	3,715	4,241,081

Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/33(2)	3,400	3,807,660

Belmont, MA, 4.00%, 3/15/29	2,750	3,220,745

Belmont, MA, 4.00%, 3/15/30	2,800	3,247,916

Belmont, MA, 4.00%, 3/15/32	3,030	3,447,140

Boston, MA, 5.00%, 3/1/29	6,390	8,214,089

Boston, MA, 5.00%, 3/1/30	4,820	6,138,174

Boston, MA, 5.00%, 3/1/31	3,740	4,720,703

Brookhaven, NY, 4.00%, 9/15/30	3,395	3,843,446

California, 1.93%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(5)	15,000	15,049,950

California, 5.00%, 4/1/32	20,000	25,899,600

California, 5.00%, 4/1/35	15,035	17,032,400

Chicago, IL, 5.00%, 1/1/39(2)	2,100	2,251,851

Chicago, IL, 5.00%, 1/1/40(2)	1,500	1,603,815

Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,078,525

Chicago Board of Education, IL, 5.00%, 12/1/46	2,855	2,940,507

Chicago Board of Education, IL, 5.00%, 12/1/46	15,110	15,860,967

Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	832,375

Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,093,810

Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,362,913

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Delaware, 4.00%, 2/1/31	$10,000	$11,550,400

Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,238,047

Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/40	7,680	9,011,174

District of Columbia, 5.00%, 10/15/30	4,000	5,024,840

Fairfax County, VA, 5.00%, 10/1/30	5,685	7,220,689

Franklin Special School District, TN, Limited Tax School Improvement Bonds, 5.00%, 6/1/30	250	315,905

Franklin Special School District, TN, Limited Tax School Improvement Bonds, 5.00%, 6/1/31	250	312,458

Georgetown Independent School District, TX, 2.50% to 8/1/19 (Put Date), 8/1/34	750	752,250

Hawaii, 5.00%, 1/1/34	14,200	17,165,244

Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,072,058

Illinois, 5.00%, 2/1/24	10,705	11,606,682

Illinois, 5.00%, 11/1/24	11,295	12,358,198

Illinois, 5.00%, 2/1/27	18,500	19,704,535

Illinois, 5.00%, 2/1/29	15,000	16,421,250

Illinois, 5.00%, 5/1/39	10,000	10,365,400

Illinois, 5.25%, 7/1/30	6,150	6,505,654

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,146,963

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,583,684

Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	14,969,684

Louisiana, 5.00%, 3/1/24	6,525	7,525,543

Louisiana, 5.00%, 3/1/28	8,590	10,641,979

Massachusetts, 5.00%, 7/1/35	10,000	11,542,600

Massachusetts, 5.00%, 3/1/37	10,900	12,305,010

Mt. San Antonio Community College District, CA, (Election of 2018), 5.00%, 8/1/41(2)	5,000	6,085,000

New York, 5.00%, 3/1/28	4,000	5,120,440

New York, NY, 4.00%, 3/1/36	8,000	8,776,800

New York, NY, 4.00%, 10/1/41	2,500	2,685,350

New York, NY, 4.00%, 12/1/41	5,970	6,462,704

New York, NY, 5.00%, 8/1/33	10,000	11,771,000

Oklahoma City, OK, 4.00%, 3/1/33(2)	3,985	4,383,221

Oklahoma City, OK, 4.00%, 3/1/34(2)	3,810	4,171,188

Oregon, 5.00%, 5/1/30	3,880	4,898,345

Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	3,750	4,354,463

Park City, UT, 4.00%, 2/1/31	3,490	4,037,756

Pflugerville Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/33(2)	5,000	6,053,750

Portland Community College District, OR, 5.00%, 6/15/32	2,700	3,202,497

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Portland Community College District, OR, 5.00%, 6/15/33	$1,875	$2,216,194

Richardson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/42	5,000	5,715,050

San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	3,530	4,360,821

Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(4)	57,400	58,092,818

Santa Clara Unified School District, CA, (Election of 2018), 4.00%, 7/1/29(2)	7,745	8,872,285

Texas, (Texas Transportation Commission), 5.00%, 10/1/44	10,000	11,237,200

Warrenton-Hammond School District No. 30, OR, 5.00%, 6/15/33	1,180	1,457,489

Washington, 5.00%, 2/1/33	14,350	16,215,787

Washington, 5.00%, 8/1/35	15,055	17,987,262

Washington, 5.00%, 2/1/40	25,915	30,293,080

Washington, 5.00%, 2/1/41	10,000	11,956,400

Washington County, OR, 4.00%, 3/1/30	1,000	1,116,050

Wauwatosa School District, WI, 4.00%, 3/1/31	6,815	7,569,693

Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	14,186,901

Wisconsin, 5.00%, 5/1/38	25,000	28,618,750

		$630,115,264

Hospital — 8.7%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,078,252

California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(4)	36,700	37,406,108

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,710,732

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,368,519

California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,814,264

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.25%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(5)	9,500	9,500,000

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,968,875

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,927,725

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/44	8,570	9,462,823

Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/41	2,445	2,740,772

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,484,628

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/37	1,000	1,148,970

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	$1,750	$1,967,595

Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	5,200	5,942,456

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,515,968

University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	28,629,870

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,543,333

Washington Township Health Care District, CA, 6.25%, 7/1/39	16,675	16,827,409

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,340,671

		$232,378,970

Housing — 0.9%

Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.05%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(5)	$4,000	$4,000,000

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.05%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(5)	10,000	10,001,700

Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,367,935

		$24,369,635

Industrial Development Revenue — 1.7%

Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	$335	$345,764

Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 2.30%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(5)	5,000	4,999,950

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.30%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(5)	10,000	9,999,900

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	28,655,855

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	485,711

		$44,487,180

Insured – Education — 0.0%(6)

Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$435	$443,004

		$443,004

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.4%

Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	$9,155	$10,677,293

		$10,677,293

Insured – Hospital — 0.5%

Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$12,586,920

		$12,586,920

Insured – Other Revenue — 1.2%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$31,283,319

		$31,283,319

Insured – Special Tax Revenue — 0.7%

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,322,660

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,045,796

		$18,368,456

Insured – Transportation — 2.2%

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,913,939

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	8,180	8,723,316

North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	44,896,589

		$59,533,844

Lease Revenue / Certificates of Participation — 1.3%

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$9,645	$10,271,250

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/34	8,960	9,966,745

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/35	13,300	14,744,247

		$34,982,242

Nursing Home — 0.2%

Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$6,440	$6,497,574

		$6,497,574

Other Revenue — 3.3%

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	$250	$45,000

Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(3)	1,865	2,026,919

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Kalispel Tribe of Indians, WA, Series B, 5.25%, 1/1/38(3)	$1,000	$1,086,820

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,529,100

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	11,830	13,551,857

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	19,645	22,825,133

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,259,344

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	32,144,326

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.772%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(5)	1,000	1,011,350

		$89,479,849

Senior Living / Life Care — 0.5%

Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$2,500	$2,779,175

Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	409	110,475

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	7,500	7,663,725

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,104,627

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	571,951

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40	750	780,607

		$13,010,560

Special Tax Revenue — 9.4%

Lafayette Parish School Board, LA, Sales Tax Revenue, 4.00%, 4/1/35	$500	$544,980

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	230	0

New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(7)	80	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	380	372,651

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/37	7,500	8,110,425

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37	3,435	3,695,854

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/37(2)	10,000	10,967,100

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38(2)	8,500	9,306,905

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39	$7,500	$8,136,450

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	5,695	6,052,304

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/35	11,000	12,655,280

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/35	10,485	12,483,546

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/36	4,200	5,043,738

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	10,000	11,572,200

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	9,240	10,829,557

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/40	5,970	6,878,873

New York City Transitional Finance Authority, NY, Future Tax Revenue, 2015 Series B, 5.00%, 8/1/39	7,495	8,447,390

New York City Transitional Finance Authority, NY, Future Tax Revenue, 2018 Series A, 5.00%, 8/1/39	11,845	13,930,075

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	21,440	23,639,104

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/45	10,000	11,282,400

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	8,000	9,384,720

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	10,000	11,670,800

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43	5,915	6,536,193

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/27	1,620	1,967,798

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/28	1,705	2,097,900

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/29	1,790	2,203,508

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/31	970	1,175,281

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/32	2,070	2,495,447

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47	7,445	8,011,043

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,572,900

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/41	10,000	11,887,700

Sales Tax Asset Receivable Corp., NY, 4.00%, 10/15/32	5,265	5,814,929

Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	455	445,209

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	$330	$295,043

Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	980,254

Texas Transportation Commission, 5.00%, 4/1/33(4)	10,000	11,443,300

		$251,930,857

Student Loan — 0.2%

Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$760	$773,763

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,723,786

		$6,497,549

Transportation — 20.3%

Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	$10,000	$11,203,800

Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,688,172

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,753,948

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	6,831,780

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,248,851

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,854,095

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,177,095

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/39	4,000	4,645,680

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,877,535

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,015	12,482,639

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	5,405	6,060,951

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	11,778,600

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,279,099

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43	10,000	11,549,800

Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,476,654

Illinois Toll Highway Authority, 5.00%, 1/1/33	1,595	1,789,319

Illinois Toll Highway Authority, 5.00%, 1/1/40	1,000	1,131,880

Kansas Department of Transportation, 5.00%, 9/1/30	20,000	23,011,000

Kansas Turnpike Authority, 5.00%, 9/1/31(2)	1,500	1,882,155

Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(4)	7,200	7,484,184

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/24	$1,200	$1,388,160

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	1,335	1,606,926

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	6,000	6,760,440

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	9,000	10,241,370

Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	1,998,000

Louisville Regional Airport Authority, KY, (AMT), 5.00%, 7/1/23	2,250	2,508,480

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,210,073

Massachusetts Port Authority, (AMT), 5.00%, 7/1/26	10,205	12,243,245

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	3,440	4,039,936

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/36	3,615	4,229,695

Metropolitan Transportation Authority, NY, 2.318%, (67% of 1 mo. USD LIBOR + 0.65%), 7/1/21 (Put Date), 11/1/26(5)	10,000	10,013,400

Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	4,250	4,808,450

Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,710	10,798,670

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/28	4,500	5,140,935

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,299,780

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,250	26,075,572

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	11,128,600

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/38	2,560	2,994,022

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/40	10,000	11,482,400

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/41	2,470	2,867,892

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.70%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(5)	2,275	2,293,200

New Jersey Turnpike Authority, 4.00%, 1/1/43	3,795	4,029,265

New Jersey Turnpike Authority, 4.00%, 1/1/48	6,930	7,361,670

New Jersey Turnpike Authority, 5.00%, 1/1/32	4,725	5,693,389

New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,371,100

New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	2,980	3,425,123

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	$5,760	$6,977,088

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	14,090	15,313,435

North Texas Tollway Authority, 5.00%, 1/1/29	5,000	5,896,300

Oregon Department of Transportation, 5.00%, 11/15/38	5,345	6,016,546

Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	3,145	3,280,046

Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	12,356,467

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,306,751

Port Authority of New York and New Jersey, 5.00%, 5/1/40	8,500	9,738,535

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/34	10,800	11,366,244

Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/31	15,000	18,066,600

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/35	5,000	5,800,300

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	3,605	4,066,764

Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,357,614

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	25,630	29,114,398

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	8,535	9,474,191

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	5,000	5,649,050

Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	30,995,508

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	24,974,585

		$543,967,452

Water and Sewer — 5.7%

Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$24,300,900

Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,288,482

Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	60,057,397

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/35	6,335	7,639,186

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/37	7,280	8,395,369

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	$8,095	$9,041,548

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,657,117

Missoula, MT, Water System Revenue, 4.00%, 7/1/37(2)	600	651,594

Missoula, MT, Water System Revenue, 5.00%, 7/1/33(2)	565	682,989

Missoula, MT, Water System Revenue, 5.00%, 7/1/35(2)	1,135	1,363,623

Missoula, MT, Water System Revenue, 5.00%, 7/1/36(2)	800	956,832

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/40	10,000	10,898,400

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	8,680	10,133,900

Portland, OR, Water System Revenue, 4.00%, 4/1/32	2,255	2,481,154

Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/29	1,095	1,291,596

Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/30	1,140	1,327,120

Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,246,112

		$151,413,319

Total Tax-Exempt Municipal Securities — 102.8% (identified cost $2,611,961,935)		$2,752,032,417

Taxable Municipal Securities — 3.1%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(6)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$3,099	$929,752

		$929,752

General Obligations — 0.1%

Chicago, IL, 7.75%, 1/1/42	$2,113	$2,285,886

		$2,285,886

Hospital — 1.4%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,334,112

		$36,334,112

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 1.6%

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$16,959,600

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	24,710,591

		$41,670,191

Total Taxable Municipal Securities — 3.1% (identified cost $73,845,909)		$81,219,941

Trust Units — 1.3%
Security	Notional Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.3%

COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(9)	$10,207	$8,407,711

COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(9)	30,996	27,198,841

Total Trust Units — 1.3% (identified cost $33,307,501)		$35,606,552

Total Investments — 107.2% (identified cost $2,719,115,345)		$2,868,858,910

Other Assets, Less Liabilities — (7.2)%		$(192,447,232)

Net Assets — 100.0%		$2,676,411,678

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	21.1%

California	19.4%

Texas	12.3%

Others, representing less than 10% individually	54.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2019, 7.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 3.2% of total investments.

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued/delayed delivery security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $5,965,411 or 0.2% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(6)	Amount is less than 0.05%.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(8)	Security is in default and making only partial interest payments.

(9)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Assets and Liabilities (Unaudited)

	March 31, 2019
Assets	AMT-Free Fund	National Fund

Investments —

Identified cost	$302,589,532	$2,719,115,345

Unrealized appreciation	22,606,028	149,743,565

Investments, at value	$325,195,560	$2,868,858,910

Cash	$18,230	$14,634,039

Deposits for derivatives collateral — financial futures contracts	157,478	—

Interest receivable	4,266,926	32,361,850

Receivable for investments sold	5,450,000	6,696,261

Receivable for Fund shares sold	117,407	5,165,684

Receivable for variation margin on open financial futures contracts	40,775	—

Total assets	$335,246,376	$2,927,716,744

Liabilities

Payable for floating rate notes issued	$29,981,339	$151,366,716

Demand note payable	700,000	—

Payable for investments purchased	—	16,228,730

Payable for when-issued/delayed delivery securities	1,485,142	72,568,918

Payable for Fund shares redeemed	481,581	7,068,637

Distributions payable	167,267	1,233,900

Payable to affiliates:

Investment adviser fee	111,312	794,526

Distribution and service fees	49,507	493,475

Interest expense and fees payable	213,233	1,091,271

Accrued expenses	77,636	458,893

Total liabilities	$33,267,017	$251,305,066

Net Assets	$301,979,359	$2,676,411,678

Sources of Net Assets

Paid-in capital	$305,537,622	$2,797,956,449

Accumulated loss	(3,558,263)	(121,544,771)

Net Assets	$301,979,359	$2,676,411,678

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2019
Class A Shares	AMT-Free Fund	National Fund

Net Assets	$148,468,770	$1,544,376,531

Shares Outstanding	16,427,564	156,408,382

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.04	$9.87

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.49	$10.36

Class B Shares

Net Assets	$—	$877,200

Shares Outstanding	—	88,832

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$—	$9.87

Class C Shares

Net Assets	$21,567,307	$195,376,220

Shares Outstanding	2,399,984	19,785,967

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.99	$9.87

Class I Shares

Net Assets	$131,943,282	$935,781,727

Shares Outstanding	13,365,421	94,775,557

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.87	$9.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2019
Investment Income	AMT-Free Fund	National Fund

Interest	$7,051,858	$55,391,506

Total investment income	$7,051,858	$55,391,506

Expenses

Investment adviser fee	$645,082	$4,511,789

Distribution and service fees

Class A	175,957	1,787,957

Class B	—	6,373

Class C	138,032	1,483,467

Trustees’ fees and expenses	8,488	54,250

Custodian fee	46,222	232,796

Transfer and dividend disbursing agent fees	43,970	499,214

Legal and accounting services	33,589	74,315

Printing and postage	8,688	80,235

Registration fees	38,657	72,060

Interest expense and fees	357,479	1,761,173

Miscellaneous	31,616	98,530

Total expenses	$1,527,780	$10,662,159

Net investment income	$5,524,078	$44,729,347

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,043,730	$1,042,955

Financial futures contracts	(674,829)	(7,481,052)

Net realized gain (loss)	$368,901	$(6,438,097)

Change in unrealized appreciation (depreciation) —

Investments	$6,113,896	$69,160,885

Financial futures contracts	(855,957)	(5,031,282)

Net change in unrealized appreciation (depreciation)	$5,257,939	$64,129,603

Net realized and unrealized gain	$5,626,840	$57,691,506

Net increase in net assets from operations	$11,150,918	$102,420,853

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Changes in Net Assets

	Six Months Ended March 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$5,524,078	$44,729,347

Net realized gain (loss)	368,901	(6,438,097)

Net change in unrealized appreciation (depreciation)	5,257,939	64,129,603

Net increase in net assets from operations	$11,150,918	$102,420,853

Distributions to shareholders —

Class A	$(2,575,341)	$(24,869,130)

Class B	—	(17,152)

Class C	(398,928)	(4,000,164)

Class I	(2,479,895)	(14,992,260)

Total distributions to shareholders	$(5,454,164)	$(43,878,706)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,782,679	$47,774,706

Class B	—	15,480

Class C	2,395,999	11,765,162

Class I	17,923,073	311,278,682

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,312,917	20,886,686

Class B	—	14,968

Class C	336,763	3,381,075

Class I	1,794,553	12,433,070

Cost of shares redeemed

Class A	(14,430,177)	(128,153,069)

Class B	—	(146,426)

Class C	(4,746,247)	(37,708,553)

Class I	(22,567,615)	(164,347,554)

Net asset value of shares converted

Class A	9,371,934	150,609,521

Class B	—	(986,997)

Class C	(9,371,934)	(149,622,524)

Net increase (decrease) in net assets from Fund share transactions	$(8,198,055)	$77,194,227

Net increase (decrease) in net assets	$(2,501,301)	$135,736,374

Net Assets

At beginning of period	$304,480,660	$2,540,675,304

At end of period	$301,979,359	$2,676,411,678

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2018
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$11,986,740	$94,324,596

Net realized gain	1,771,405	28,043,084

Net change in unrealized appreciation (depreciation)	(11,101,128)	(102,739,215)

Net increase in net assets from operations	$2,657,017	$19,628,465

Distributions to shareholders —

Class A	$(5,434,533)	$(54,168,530)

Class B	—	(114,881)

Class C	(1,052,649)	(11,822,767)

Class I	(5,445,839)	(29,156,764)

Total distributions to shareholders	$(11,933,021)	$(95,262,942)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$12,660,956	$82,515,984

Class B	—	9,791

Class C	1,973,015	15,416,908

Class I	24,004,715	222,154,004

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,918,893	45,334,073

Class B	—	100,314

Class C	896,217	10,049,803

Class I	4,020,654	24,393,212

Cost of shares redeemed

Class A	(29,294,897)	(270,017,892)

Class B	—	(1,148,393)

Class C	(8,383,713)	(112,912,789)

Class I	(45,904,121)	(245,761,233)

Net asset value of shares converted

Class A	—	3,587,952

Class B	—	(3,587,952)

Net decrease in net assets from Fund share transactions	$(35,108,281)	$(229,866,218)

Net decrease in net assets	$(44,384,285)	$(305,500,695)

Net Assets

At beginning of year	$348,864,945	$2,846,175,999

At end of year	$304,480,660	$2,540,675,304

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights

	AMT-Free Fund — Class A

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.870		$9.130	$9.430	$9.210	$9.350	$8.670

Income (Loss) From Operations

Net investment income(1)	$0.164		$0.336	$0.351	$0.358	$0.374	$0.395

Net realized and unrealized gain (loss)	0.168		(0.262)	(0.298)	0.218	(0.142)	0.677

Total income from operations	$0.332		$0.074	$0.053	$0.576	$0.232	$1.072

Less Distributions

From net investment income	$(0.162)		$(0.334)	$(0.353)	$(0.356)	$(0.372)	$(0.392)

Total distributions	$(0.162)		$(0.334)	$(0.353)	$(0.356)	$(0.372)	$(0.392)

Net asset value — End of period	$9.040		$8.870	$9.130	$9.430	$9.210	$9.350

Total Return(2)	3.78	%(3)	0.83%	0.64%	6.33%	2.52%	12.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$148,469		$139,623	$155,589	$198,762	$194,227	$200,408

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.83	%(5)	0.81%	0.82%	0.81%	0.82%	0.83%

Interest and fee expense(6)	0.24	%(5)	0.24%	0.16%	0.10%	0.08%	0.09%

Total expenses(4)	1.07	%(5)	1.05%	0.98%	0.91%	0.90%	0.92%

Net investment income	3.71	%(5)	3.74%	3.86%	3.81%	4.02%	4.40%

Portfolio Turnover	11	%(3)	18%	33%	21%	17%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	AMT-Free Fund — Class C

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.820		$9.080	$9.380	$9.160	$9.300	$8.620

Income (Loss) From Operations

Net investment income(1)	$0.129		$0.267	$0.281	$0.286	$0.302	$0.326

Net realized and unrealized gain (loss)	0.169		(0.262)	(0.298)	0.218	(0.142)	0.677

Total income (loss) from operations	$0.298		$0.005	$(0.017)	$0.504	$0.160	$1.003

Less Distributions

From net investment income	$(0.128)		$(0.265)	$(0.283)	$(0.284)	$(0.300)	$(0.323)

Total distributions	$(0.128)		$(0.265)	$(0.283)	$(0.284)	$(0.300)	$(0.323)

Net asset value — End of period	$8.990		$8.820	$9.080	$9.380	$9.160	$9.300

Total Return(2)	3.41	%(3)	0.06%	(0.12)%	5.56%	1.75%	11.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,567		$32,545	$39,099	$45,606	$41,903	$37,193

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.58	%(5)	1.56%	1.57%	1.56%	1.57%	1.58%

Interest and fee expense(6)	0.24	%(5)	0.24%	0.16%	0.10%	0.08%	0.09%

Total expenses(4)	1.82	%(5)	1.80%	1.73%	1.66%	1.65%	1.67%

Net investment income	2.93	%(5)	2.99%	3.11%	3.06%	3.27%	3.65%

Portfolio Turnover	11	%(3)	18%	33%	21%	17%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	AMT-Free Fund — Class I

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.680		$9.970	$10.300	$10.060	$10.210	$9.470

Income (Loss) From Operations

Net investment income(1)	$0.191		$0.391	$0.407	$0.415	$0.434	$0.455

Net realized and unrealized gain (loss)	0.188		(0.292)	(0.327)	0.240	(0.152)	0.737

Total income from operations	$0.379		$0.099	$0.080	$0.655	$0.282	$1.192

Less Distributions

From net investment income	$(0.189)		$(0.389)	$(0.410)	$(0.415)	$(0.432)	$(0.452)

Total distributions	$(0.189)		$(0.389)	$(0.410)	$(0.415)	$(0.432)	$(0.452)

Net asset value — End of period	$9.870		$9.680	$9.970	$10.300	$10.060	$10.210

Total Return(2)	3.96	%(3)	1.02%	0.87%	6.60%	2.70%	12.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$131,943		$132,313	$154,177	$154,458	$109,937	$102,404

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.58	%(5)	0.56%	0.57%	0.56%	0.57%	0.58%

Interest and fee expense(6)	0.24	%(5)	0.24%	0.16%	0.10%	0.08%	0.09%

Total expenses(4)	0.82	%(5)	0.80%	0.73%	0.66%	0.65%	0.67%

Net investment income	3.95	%(5)	3.98%	4.09%	4.04%	4.27%	4.64%

Portfolio Turnover	11	%(3)	18%	33%	21%	17%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	National Fund — Class A

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.650		$9.930	$10.170	$9.810	$9.870	$9.170

Income (Loss) From Operations

Net investment income(1)	$0.171		$0.350	$0.366	$0.385	$0.389	$0.446

Net realized and unrealized gain (loss)	0.216		(0.277)	(0.242)	0.357	(0.064)	0.707

Total income from operations	$0.387		$0.073	$0.124	$0.742	$0.325	$1.153

Less Distributions

From net investment income	$(0.167)		$(0.353)	$(0.364)	$(0.382)	$(0.385)	$(0.453)

Total distributions	$(0.167)		$(0.353)	$(0.364)	$(0.382)	$(0.385)	$(0.453)

Net asset value — End of period	$9.870		$9.650	$9.930	$10.170	$9.810	$9.870

Total Return(2)	4.06	%(3)	0.76%	1.31%	7.68%	3.35%	12.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,544,377		$1,419,239	$1,600,127	$1,857,375	$1,899,324	$2,126,465

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.69	%(5)	0.69%	0.68%	0.67%	0.67%	0.71%

Interest and fee expense(6)	0.14	%(5)	0.19%	0.16%	0.12%	0.09%	0.09%

Total expenses(4)	0.83	%(5)	0.88%	0.84%	0.79%	0.76%	0.80%

Net investment income	3.55	%(5)	3.58%	3.71%	3.83%	3.94%	4.71%

Portfolio Turnover	38	%(3)	67%	70%	71%	57%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	National Fund — Class B

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.650		$9.930	$10.170	$9.810	$9.870	$9.170

Income (Loss) From Operations

Net investment income(1)	$0.133		$0.275	$0.292	$0.311	$0.315	$0.379

Net realized and unrealized gain (loss)	0.218		(0.275)	(0.242)	0.356	(0.064)	0.704

Total income from operations	$0.351		$—	$0.050	$0.667	$0.251	$1.083

Less Distributions

From net investment income	$(0.131)		$(0.280)	$(0.290)	$(0.307)	$(0.311)	$(0.383)

Total distributions	$(0.131)		$(0.280)	$(0.290)	$(0.307)	$(0.311)	$(0.383)

Net asset value — End of period	$9.870		$9.650	$9.930	$10.170	$9.810	$9.870

Total Return(2)	3.67	%(3)	0.01%	0.55%	6.88%	2.58%	12.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$877		$1,964	$6,718	$16,644	$25,732	$42,655

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.45	%(5)	1.44%	1.43%	1.42%	1.42%	1.46%

Interest and fee expense(6)	0.14	%(5)	0.19%	0.16%	0.12%	0.09%	0.09%

Total expenses(4)	1.59	%(5)	1.63%	1.59%	1.54%	1.51%	1.55%

Net investment income	2.76	%(5)	2.81%	2.96%	3.10%	3.20%	4.01%

Portfolio Turnover	38	%(3)	67%	70%	71%	57%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	National Fund — Class C

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.650		$9.930	$10.170	$9.810	$9.870	$9.170

Income (Loss) From Operations

Net investment income(1)	$0.132		$0.276	$0.292	$0.310	$0.315	$0.376

Net realized and unrealized gain (loss)	0.219		(0.276)	(0.242)	0.357	(0.064)	0.707

Total income from operations	$0.351		$—	$0.050	$0.667	$0.251	$1.083

Less Distributions

From net investment income	$(0.131)		$(0.280)	$(0.290)	$(0.307)	$(0.311)	$(0.383)

Total distributions	$(0.131)		$(0.280)	$(0.290)	$(0.307)	$(0.311)	$(0.383)

Net asset value — End of period	$9.870		$9.650	$9.930	$10.170	$9.810	$9.870

Total Return(2)	3.67	%(3)	0.01%	0.56%	6.88%	2.58%	12.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$195,376		$363,026	$462,269	$576,664	$585,346	$645,801

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.45	%(5)	1.44%	1.43%	1.42%	1.42%	1.46%

Interest and fee expense(6)	0.14	%(5)	0.19%	0.16%	0.12%	0.09%	0.09%

Total expenses(4)	1.59	%(5)	1.63%	1.59%	1.54%	1.51%	1.55%

Net investment income	2.75	%(5)	2.83%	2.96%	3.08%	3.19%	3.98%

Portfolio Turnover	38	%(3)	67%	70%	71%	57%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Financial Highlights — continued

	National Fund — Class I

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.650		$9.930	$10.170	$9.810	$9.870	$9.180

Income (Loss) From Operations

Net investment income(1)	$0.182		$0.374	$0.390	$0.410	$0.413	$0.478

Net realized and unrealized gain (loss)	0.217		(0.277)	(0.241)	0.357	(0.063)	0.690

Total income from operations	$0.399		$0.097	$0.149	$0.767	$0.350	$1.168

Less Distributions

From net investment income	$(0.179)		$(0.377)	$(0.389)	$(0.407)	$(0.410)	$(0.478)

Total distributions	$(0.179)		$(0.377)	$(0.389)	$(0.407)	$(0.410)	$(0.478)

Net asset value — End of period	$9.870		$9.650	$9.930	$10.170	$9.810	$9.870

Total Return(2)	4.18	%(3)	1.01%	1.56%	7.94%	3.50%	13.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$935,782		$756,446	$777,063	$701,153	$674,696	$686,514

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.44	%(5)	0.44%	0.43%	0.42%	0.42%	0.46%

Interest and fee expense(6)	0.14	%(5)	0.19%	0.16%	0.12%	0.09%	0.09%

Total expenses(4)	0.58	%(5)	0.63%	0.59%	0.54%	0.51%	0.55%

Net investment income	3.78	%(5)	3.83%	3.95%	4.09%	4.19%	5.07%

Portfolio Turnover	38	%(3)	67%	70%	71%	57%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The AMT-Free Fund offers three classes of shares. The National Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of National Fund automatically convert to Class A shares eight years after their purchase as described in National Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

32

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2019. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2019, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$29,981,339	$151,366,716

Interest Rate or Range of Interest Rates (%)	1.50 - 1.55	1.48 - 1.53

Collateral for Floating Rate Notes Outstanding	$46,729,255	$212,631,360

For the six months ended March 31, 2019, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$31,804,396	$158,303,434

Average Interest Rate	2.25%	2.23%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2019.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

33

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2018, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2019	$—	$56,374,590

Total capital loss carryforwards	$—	$56,374,590

Deferred capital losses:

Short-term	$13,995,870	$150,318,092

Long-term	$13,569,189	$96,621,809

34

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$272,067,061	$2,536,049,244

Gross unrealized appreciation	$24,182,451	$193,939,935

Gross unrealized depreciation	(1,286,289)	(12,496,985)

Net unrealized appreciation	$22,896,162	$181,442,950

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million up to $1 billion	0.275	2.75

$1 billion up to $1.5 billion	0.250	2.50

$1.5 billion up to $2 billion	0.225	2.25

$2 billion up to $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the six months ended March 31, 2019, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$645,082	$4,511,789

Effective Annual Rate	0.44%	0.36%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2019 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$6,033	$64,902

EVD’s Class A Sales Charges	$5,828	$54,209

35

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2019 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$175,957	$1,787,957

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2019, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$—	$4,780

Class C Distribution Fees	$103,524	$1,112,600

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2019 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$—	$1,593

Class C Service Fees	$34,508	$370,867

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at

36

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended March 31, 2019, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$2,000	$15,000

Class B	$—	$—

Class C	$—	$400

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2019 were as follows:

	AMT-Free Fund	National Fund

Purchases	$35,256,824	$1,139,693,147

Sales	$49,947,429	$1,036,286,722

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Six Months Ended March 31, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	991,818	272,281	1,853,659

Issued to shareholders electing to receive payments of distributions in Fund shares	260,240	38,168	184,904

Redemptions	(1,629,613)	(540,160)	(2,335,790)

Converted from Class C shares	1,056,540	—	—

Converted to Class A shares	—	(1,061,646)	—

Net increase (decrease)	678,985	(1,291,357)	(297,227)

	Year Ended September 30, 2018
	Class A	Class C	Class I

Sales	1,410,160	219,922	2,442,370

Issued to shareholders electing to receive payments of distributions in Fund shares	548,382	100,461	410,172

Redemptions	(3,256,501)	(936,704)	(4,654,134)

Net decrease	(1,297,959)	(616,321)	(1,801,592)

37

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

National Fund
	Six Months Ended March 31, 2019 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	4,935,926	1,604	1,217,010	32,160,811

Issued to shareholders electing to receive payments of distributions in Fund shares	2,154,064	1,548	349,596	1,282,041

Redemptions	(13,269,830)	(15,244)	(3,911,698)	(17,022,946)

Converted from Class B shares	102,496	—	—	—

Converted from Class C shares	15,476,059	—	—	—

Converted to Class A shares	—	(102,486)	(15,474,583)	—

Net increase (decrease)	9,398,715	(114,578)	(17,819,675)	16,419,906

	Year Ended September 30, 2018
	Class A	Class B	Class C	Class I

Sales	8,446,990	998	1,578,271	22,766,344

Issued to shareholders electing to receive payments of distributions in Fund shares	4,651,612	10,278	1,031,149	2,503,247

Redemptions	(27,655,284)	(117,456)	(11,575,817)	(25,198,655)

Converted from Class B shares	367,236	—	—	—

Converted to Class A shares	—	(367,220)	—	—

Net increase (decrease)	(14,189,446)	(473,400)	(8,966,397)	70,936

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2019, the AMT-Free Fund had a balance outstanding pursuant to this line of credit of $700,000 at an interest rate of 3.41%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2019. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2019. The Funds’ average borrowings or allocated fees during the six months ended March 31, 2019 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2019 is included in the Portfolio of Investments. At March 31, 2019, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

38

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2019 were as follows:

	AMT-Free Fund

Liability Derivative:

Futures Contracts	$(250,998	)(1)

Total	$(250,998)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2019 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(674,829	)(1)	$(7,481,052	)(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(855,957	)(2)	$(5,031,282	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Cost:

Futures Contracts — Short	$27,232,000	$121,285,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Eaton Vance

Municipal Income Funds

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

At March 31, 2019, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$322,495,584	$—	$322,495,584

Trust Units	—	2,699,976	—	2,699,976

Total Investments	$—	$325,195,560	$—	$325,195,560

Liability Description

Futures Contracts	$(250,998)	$—	$—	$(250,998)

Total	$(250,998)	$—	$—	$(250,998)

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$2,752,032,417	$—	$2,752,032,417

Taxable Municipal Securities	—	81,219,941	—	81,219,941

Trust Units	—	35,606,552	—	35,606,552

Total Investments	$—	$2,868,858,910	$—	$2,868,858,910

40

Eaton Vance

Municipal Income Funds

March 31, 2019

Officers and Trustees

Officers of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.19

Eaton Vance

Core Plus Bond Fund

Semiannual Report

March 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2019

Eaton Vance

Core Plus Bond Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	22

Important Notices	23

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Performance1,2

Portfolio Managers Kathleen C. Gaffney, CFA, Henry Peabody, CFA and Matthew T. Buckley, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/17/2009	11/17/2009	3.45%	3.52%	4.44%	6.13%
Class A with 4.75% Maximum Sales Charge	—	—	–1.49	–1.42	3.42	5.58
Class C at NAV	11/17/2009	11/17/2009	3.07	2.66	3.65	5.35
Class C with 1% Maximum Sales Charge	—	—	2.07	1.67	3.65	5.35
Class I at NAV	11/17/2009	11/17/2009	3.58	3.77	4.68	6.38
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	4.63%	4.48%	2.74%	3.29%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.96%	1.71%	0.71%
Net				0.74	1.49	0.49

Fund Profile

Credit Quality (% of bond holdings)4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective May 1, 2015, the Fund changed its investment objective and policies. Prior to May 1, 2015, the Fund invested primarily in Build America Bonds. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,034.50	$3.75	**	0.74%
Class C	$1,000.00	$1,030.70	$7.54	**	1.49%
Class I	$1,000.00	$1,035.80	$2.49	**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.73	**	0.74%
Class C	$1,000.00	$1,017.50	$7.49	**	1.49%
Class I	$1,000.00	$1,022.50	$2.47	**	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 36.9%
Security	Principal Amount* (000’s omitted)		Value

Aerospace & Defense — 1.1%

Azul Investments LLP, 5.875%, 10/26/24(1)		4,165	$3,946,379

			$3,946,379

Automotive — 0.1%

Ford Motor Credit Co., LLC, 3.588%, 6/2/20	AUD	490	$349,475

			$349,475

Banks — 3.3%

Banco Mercantil del Norte SA/Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(2)		2,500	$2,384,375

Banco Santander SA, 3.80%, 2/23/28		2,400	2,331,451

BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33(1)(2)		2,555	2,358,904

Royal Bank of Scotland Group PLC, 4.269% to 3/22/24, 3/22/25(2)		3,400	3,437,409

UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(2)		1,685	1,554,950

			$12,067,089

Building Materials — 0.5%

Owens Corning, 3.40%, 8/15/26		1,750	$1,652,330

			$1,652,330

Chemicals — 1.0%

Cydsa SAB de CV, 6.25%, 10/4/27(1)		500	$480,630

Yara International ASA, 4.75%, 6/1/28(1)		3,000	3,135,870

			$3,616,500

Commercial Services — 0.4%

Ashtead Capital, Inc., 4.125%, 8/15/25(1)		1,300	$1,283,750

			$1,283,750

Communications Services — 0.9%

CommScope Technologies, LLC, 5.00%, 3/15/27(1)		850	$755,803

WPP Finance 2010, 3.75%, 9/19/24		2,580	2,547,396

			$3,303,199

Diversified Financial Services — 5.8%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27		2,700	$2,526,898

Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)		630	635,985

Brookfield Finance, Inc., 3.90%, 1/25/28		2,565	2,485,279

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)

Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26(1)	2,875	$3,037,581

E*TRADE Financial Corp., 3.80%, 8/24/27	2,325	2,261,566

Grupo KUO SAB de CV, 5.75%, 7/7/27(1)	1,640	1,586,700

Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	1,445	1,325,740

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	1,685	1,532,282

Synchrony Financial, 3.95%, 12/1/27	3,495	3,307,908

Synchrony Financial, 5.15%, 3/19/29	730	742,402

Unifin Financiera SAB de CV SOFOM ENR, 7.375%, 2/12/26(1)	1,770	1,670,437

		$21,112,778

Electric Utilities — 1.6%

Edison International, 2.40%, 9/15/22	2,525	$2,340,934

Pacific Gas & Electric Co., 4.00%, 12/1/46(3)	2,088	1,680,435

Trinidad Generation Unlimited, 5.25%, 11/4/27(1)	1,713	1,717,283

		$5,738,652

Electrical and Electronic Equipment — 0.7%

Avnet, Inc., 4.625%, 4/15/26	445	$455,533

Ingram Micro, Inc., 5.45%, 12/15/24	1,995	1,980,255

		$2,435,788

Home Construction — 1.8%

MDC Holdings, Inc., 6.00%, 1/15/43	4,000	$3,440,000

PulteGroup, Inc., 5.00%, 1/15/27	3,020	3,023,775

		$6,463,775

Industrial Conglomerates — 0.6%

Fluor Corp., 4.25%, 9/15/28	2,040	$2,043,920

		$2,043,920

Insurance — 0.9%

Brown & Brown, Inc., 4.50%, 3/15/29	3,180	$3,223,365

		$3,223,365

Internet Software & Services — 0.2%

Symantec Corp., 5.00%, 4/15/25(1)	865	$867,394

		$867,394

5	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Machinery — 0.7%

Wabtec Corp., 4.95%, 9/15/28	2,515	$2,553,801

		$2,553,801

Media — 0.5%

Charter Communications Operating, LLC/Charter Communications Operating Capital, 3.75%, 2/15/28	1,915	$1,852,279

		$1,852,279

Mining — 1.2%

Freeport-McMoRan, Inc., 5.40%, 11/14/34	1,915	$1,752,225

Yamana Gold, Inc., 4.625%, 12/15/27	2,830	2,773,811

		$4,526,036

Oil and Gas — 4.3%

Eni SpA, 4.75%, 9/12/28(1)	1,000	$1,039,789

Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)	1,130	1,083,387

Oceaneering International, Inc., 4.65%, 11/15/24	1,700	1,576,750

Oceaneering International, Inc., 6.00%, 2/1/28	2,375	2,268,125

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	3,005	2,842,630

Petrobras Global Finance BV, 5.625%, 5/20/43	660	592,350

Petrobras Global Finance BV, 5.75%, 2/1/29	1,150	1,141,950

Petroleos Mexicanos, 6.75%, 9/21/47	1,870	1,725,150

Rowan Cos., Inc., 4.75%, 1/15/24	490	399,963

Rowan Cos., Inc., 5.40%, 12/1/42	1,338	829,560

YPF S.A., 7.00%, 12/15/47(1)	2,875	2,294,250

		$15,793,904

Pharmaceuticals — 0.3%

Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26	1,165	$953,623

		$953,623

Pipelines — 0.5%

Kinder Morgan Energy Partners, L.P., 4.70%, 11/1/42	1,945	$1,900,642

		$1,900,642

Real Estate Investment Trusts (REITs) — 1.8%

CBL & Associates, L.P., 4.60%, 10/15/24	950	$691,125

CBL & Associates, L.P., 5.95%, 12/15/26	2,200	1,617,000

DDR Corp., 3.625%, 2/1/25	1,580	1,553,137

EPR Properties, 4.50%, 6/1/27	1,355	1,367,720

Security	Principal Amount* (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)

VEREIT Operating Partnership, L.P., 3.95%, 8/15/27	1,410	$1,391,586

		$6,620,568

Retail – Specialty and Apparel — 4.2%

Best Buy Co., Inc., 4.45%, 10/1/28	2,550	$2,587,446

Macy’s Retail Holdings, Inc., 4.30%, 2/15/43	6,237	4,737,099

Nordstrom, Inc., 5.00%, 1/15/44	3,685	3,342,469

Signet UK Finance PLC, 4.70%, 6/15/24	2,323	1,986,165

Tapestry, Inc., 4.125%, 7/15/27	2,596	2,484,646

		$15,137,825

Semiconductors — 0.4%

Marvell Technology Group, Ltd., 4.875%, 6/22/28	1,355	$1,403,267

		$1,403,267

Technology — 1.5%

Seagate HDD Cayman, 4.875%, 6/1/27	938	$895,802

Seagate HDD Cayman, 5.75%, 12/1/34	4,305	3,954,213

Western Digital Corp., 4.75%, 2/15/26	593	567,056

		$5,417,071

Telecommunications — 0.7%

Nokia Oyj, 4.375%, 6/12/27	2,520	$2,501,100

		$2,501,100

Toys, Games & Hobbies — 0.8%

Mattel, Inc., 3.15%, 3/15/23	3,040	$2,736,000

Mattel, Inc., 5.45%, 11/1/41	230	171,350

Mattel, Inc., 6.20%, 10/1/40	185	148,925

		$3,056,275

Transportation — 1.1%

A.P. Moller - Maersk A/S, 3.875%, 9/28/25(1)	1,631	$1,596,502

JSL Europe S.A., 7.75%, 7/26/24(1)	2,405	2,381,431

		$3,977,933

Total Corporate Bonds & Notes (identified cost $132,621,654)		$133,798,718

6	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 8.3%
Security	Principal Amount (000’s omitted)	Value

CFCRE Commercial Mortgage Trust

Series 2016-C3, Class D, 3.052%, 1/10/48(1)(4)	$1,500	$1,231,843

Series 2016-C7, Class D, 4.434%, 12/10/54(1)(4)	1,725	1,578,234

CGMS Commercial Mortgage Trust

Series 2017-MDRB, Class C, 4.984%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(5)	1,000	1,001,682

Series 2017-MDRC, Class D, 4.734%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(5)	1,600	1,600,398

COMM Mortgage Trust

Series 2015-CR22, Class D, 4.118%, 3/10/48(1)(4)	2,100	1,994,339

CSMC Trust

Series 2016-NXSR, Class D, 4.362%, 12/15/49(1)(4)	2,000	1,799,316

GS Mortgage Securities Trust

Series 2018-FBLU, Class A, 3.432%, (1 mo. USD LIBOR + 0.95%), 11/15/35(1)(5)	1,900	1,898,682

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class C, 4.561%, 9/15/47(4)	700	699,289

Series 2014-C22, Class D, 4.561%, 9/15/47(1)(4)	1,220	1,074,521

Series 2014-C25, Class D, 3.945%, 11/15/47(1)(4)	1,075	937,842

Series 2015-C29, Class D, 3.672%, 5/15/48(4)	500	415,167

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2006-LDP9, Class AM, 5.372%, 5/15/47	47	47,234

Series 2011-C5, Class D, 5.383%, 8/15/46(1)(4)	1,925	1,926,800

Series 2013-C16, Class D, 5.028%, 12/15/46(1)(4)	1,500	1,501,560

Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	859	858,257

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)	2,750	2,345,678

Morgan Stanley Capital I Trust

Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,000	820,700

Motel 6 Trust

Series 2017-MTL6, Class C, 3.884%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(5)	902	902,808

Series 2017-MTL6, Class E, 5.734%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(5)	746	750,853

Natixis Commercial Mortgage Securities Trust

Series 2018-FL1, Class C, 4.689%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(5)	1,500	1,477,315

RETL Trust

Series 2019-RVP, Class B, 4.034%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(5)	2,180	2,180,000

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class D, 4.313%, 4/10/46(1)(4)	1,500	1,411,581

Wells Fargo Commercial Mortgage Trust

Series 2015-C26, Class D, 3.586%, 2/15/48(1)	1,000	899,179

Series 2015-SG1, Class C, 4.469%, 9/15/48(4)	23	22,606

Security	Principal Amount (000’s omitted)	Value

WF-RBS Commercial Mortgage Trust

Series 2014-C24, Class D, 3.692%, 11/15/47(1)	$940	$731,336

Total Commercial Mortgage-Backed Securities (identified cost $29,038,963)		$30,107,220

Asset-Backed Securities — 14.8%
Security	Principal Amount (000’s omitted)	Value

ARI Fleet Lease Trust

Series 2018-B, Class A2, 3.22%, 8/16/27(1)	$900	$904,308

Avant Loans Funding Trust

Series 2019-A, Class A, 3.48%, 7/15/22(1)	1,440	1,444,542

Avis Budget Rental Car Funding, LLC

Series 2014-2A, Class A, 2.50%, 2/20/21(1)	1,600	1,595,617

CIG Auto Receivables Trust

Series 2019-1A, Class A, 3.30%, 8/15/24(1)	2,167	2,170,129

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,122	2,165,054

Conn’s Receivables Funding LLC

Series 2017-B, Class B, 4.52%, 4/15/21(1)	1,782	1,788,317

Series 2018-A, Class A, 3.25%, 1/15/23(1)	201	201,506

Series 2018-A, Class B, 4.65%, 1/15/23(1)	386	388,336

Consumer Loan Underlying Bond

Series 2017-P2, Class A, 2.61%, 1/15/24(1)	1,370	1,364,464

DB Master Finance, LLC

Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	2,400	2,402,699

First Investors Auto Owner Trust

Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	1	982

FOCUS Brands Funding, LLC

Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	2,417	2,461,451

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(1)	474	474,129

Horizon Aircraft Finance I, Ltd.

Series 2018-1, Class A, 4.458%, 12/15/38(1)	1,402	1,431,256

Marlette Funding Trust

Series 2018-1A, Class A, 2.61%, 3/15/28(1)	221	220,273

OneMain Financial Issuance Trust

Series 2015-1A, Class A, 3.19%, 3/18/26(1)	126	126,296

OSCAR US Funding X, LLC

Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,150	1,158,262

Planet Fitness Master Issuer, LLC

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,114	1,135,009

Progress Residential Trust

Series 2015-SFR3, Class E, 5.66%, 11/12/32(1)	2,360	2,383,729

Series 2016-SFR2, Class E, 6.032%, (1 mo. USD LIBOR + 3.55%), 1/17/34(1)(5)	2,235	2,244,698

7	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Prosper Marketplace Issuance Trust

Series 2017-1A, Class B, 3.65%, 6/15/23(1)		$128	$128,381

Series 2017-2A, Class B, 3.48%, 9/15/23(1)		801	802,099

Series 2017-3A, Class A, 2.36%, 11/15/23(1)		91	90,653

Series 2017-3A, Class B, 3.36%, 11/15/23(1)		2,125	2,123,950

Series 2018-2A, Class A, 3.35%, 10/15/24(1)		1,576	1,578,430

Purchasing Power Funding, LLC

Series 2018-A, Class A, 3.34%, 8/15/22(1)		1,100	1,099,573

Sierra Timeshare Receivables Funding, LLC

Series 2015-1A, Class B, 3.05%, 3/22/32(1)		39	38,504

SpringCastle America Funding LLC

Series 2016-AA, Class A, 3.05%, 4/25/29(1)		2,973	2,973,110

Springleaf Funding Trust

Series 2015-BA, Class A, 3.48%, 5/15/28(1)		1,700	1,711,739

Stack Infrastructure Issuer, LLC

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)		3,412	3,495,728

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/21(1)		1,222	1,235,991

Thunderbolt Aircraft Lease, Ltd.

Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(6)		746	774,149

Trafigura Securitisation Finance PLC

Series 2017-1A, Class A2, 2.47%, 12/15/20(1)		1,950	1,931,239

Series 2017-1A, Class B, 4.184%, (1 mo. USD LIBOR + 1.70%), 12/15/20(1)(5)		500	500,421

Tricon American Homes Trust

Series 2016-SFR1, Class D, 3.886%, 11/17/33(1)		200	199,730

Upgrade Receivables Trust

Series 2019-1A, Class A, 3.48%, 3/15/25(1)		2,500	2,506,719

Veros Automobile Receivables Trust

Series 2018-1, Class A, 3.63%, 5/15/23(1)		2,051	2,054,773

Wendy’s Funding, LLC

Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)		4,415	4,470,802

Total Asset-Backed Securities (identified cost $53,514,518)			$53,777,048

Foreign Government Bonds — 11.9%
Security	Principal Amount (000’s omitted)		Value

Argentina — 0.3%

Republic of Argentina, 6.875%, 1/11/48	USD	1,600	$1,182,000

			$1,182,000

Security	Principal Amount (000’s omitted)		Value

Australia — 1.0%

Queensland Treasury Corp., 5.50%, 6/21/21(7)	AUD	4,890	$3,761,470

			$3,761,470

Brazil — 1.0%

Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	13,070	$3,546,444

			$3,546,444

Canada — 1.7%

Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	2,865	$2,121,646

Canada Housing Trust, 1.50%, 12/15/21(1)	CAD	4,280	3,184,114

Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	55	42,998

Canadian Government Bond, 0.75%, 3/1/21	CAD	1,200	884,840

			$6,233,598

Malaysia — 0.6%

Malaysia Government Bond, 3.441%, 2/15/21	MYR	8,515	$2,087,559

			$2,087,559

Mexico — 1.9%

Mexican Bonos, 7.75%, 5/29/31	MXN	137,055	$6,829,925

			$6,829,925

Supranational — 5.2%

European Bank for Reconstruction & Development, 9.25%, 12/2/20	IDR	71,420,000	$5,136,573

European Investment Bank, 7.20%, 7/9/19(1)	IDR	43,300,000	3,035,561

International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	2,480	1,739,080

International Finance Corp., 6.30%, 11/25/24	INR	315,460	4,440,233

International Finance Corp., 7.45%, 11/8/21	INR	200,500	2,953,027

International Finance Corp., 7.80%, 6/3/19	INR	40,700	589,100

International Finance Corp., 8.25%, 6/10/21	INR	74,390	1,108,757

			$19,002,331

Uruguay — 0.2%

Republic of Uruguay, 8.50%, 3/15/28(1)	UYU	20,780	$543,028

			$543,028

Total Foreign Government Bonds (identified cost $43,912,450)			$43,186,355

8	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 0.2%(8)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care — 0.2%

BioClinica, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), 10/20/23	$742	$671,735

Total Senior Floating-Rate Loans (identified cost $732,049)		$671,735

Convertible Bonds — 1.0%
Security	Principal Amount (000’s omitted)	Value

Oil and Gas — 1.0%

Nabors Industries, Inc., 0.75%, 1/15/24	$4,925	$3,524,930

Total Convertible Bonds (identified cost $3,752,883)		$3,524,930

Convertible Preferred Stocks — 0.3%
Security	Shares	Value

Diversified Financial Services — 0.0%(9)

AMG Capital Trust II, 5.15%	3,250	$165,749

		$165,749

Oil and Gas — 0.1%

Chesapeake Energy Corp., 5.75%	400	$228,818

		$228,818

Real Estate Investment Trusts (REITs) — 0.2%

CBL & Associates Properties, Inc., Series E, 6.625%	79,393	$718,507

		$718,507

Total Convertible Preferred Stocks (identified cost $1,466,080)		$1,113,074

Common Stocks — 0.0%(9)
Security	Shares	Value

Oil and Gas — 0.0%(9)

Frontera Energy Corp.	5,460	$46,741

Total Common Stocks (identified cost $394,575)		$46,741

U.S. Treasury Obligations — 5.8%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(10)	$10,159	$10,058,329

U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/23(10)	10,893	10,974,651

Total U.S. Treasury Obligations (identified cost $20,657,481)		$21,032,980

Short-Term Investments — 18.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.59%(11)	68,774,584	$68,774,584

Total Short-Term Investments (identified cost $68,774,170)		$68,774,584

Total Investments — 98.1% (identified cost $354,864,823)		$356,033,385

Other Assets, Less Liabilities — 1.9%		$7,009,007

Net Assets — 100.0%		$363,042,392

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $126,971,001 or 35.0% of the Fund’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2019.

9	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

(5)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(6)	Step coupon bond. Interest rate represents the rate in effect at March 31, 2019.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities is $3,761,470 or 1.0% of the Fund’s net assets.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(9)	Amount is less than 0.05%.

(10)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	71.3%	$254,005,747

Mexico	5.6	20,073,702

Supranational	5.3	19,002,331

Brazil	4.2	15,018,350

Canada	2.8	9,802,264

United Kingdom	2.0	7,268,555

Ireland	1.4	4,958,558

Australia	1.1	3,761,470

Argentina	1.0	3,476,250

Norway	0.9	3,135,870

Italy	0.7	2,594,739

Finland	0.7	2,501,100

Spain	0.7	2,331,451

Malaysia	0.6	2,087,559

Trinidad and Tobago	0.5	1,717,283

Denmark	0.4	1,596,502

Japan	0.3	1,158,262

Israel	0.3	953,623

Uruguay	0.2	543,028

Colombia	0.0 (1)	46,741

Total Investments	100.0%	$356,033,385

(1)	Amount is less than 0.05%.

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AUD	–	Australian Dollar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NZD	–	New Zealand Dollar

USD	–	United States Dollar

UYU	–	Uruguayan Peso

10	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2019

Unaffiliated investments, at value (identified cost, $286,090,653)	$287,258,801

Affiliated investment, at value (identified cost, $68,774,170)	68,774,584

Cash	1,922

Interest and dividends receivable	2,812,345

Dividends receivable from affiliated investment	110,473

Receivable for Fund shares sold	5,170,226

Tax reclaims receivable	7,927

Receivable from affiliate	52,121

Total assets	$364,188,399

Liabilities

Payable for Fund shares redeemed	$847,909

Distributions payable	21,631

Payable to affiliates:

Investment adviser fee	128,729

Distribution and service fees	32,831

Accrued foreign capital gains taxes	1,801

Accrued expenses	113,106

Total liabilities	$1,146,007

Net Assets	$363,042,392

Sources of Net Assets

Paid-in capital	$361,956,501

Distributable earnings	1,085,891

Net Assets	$363,042,392

Class A Shares

Net Assets	$53,113,334

Shares Outstanding	4,528,548

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.73

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$12.31

Class C Shares

Net Assets	$28,047,684

Shares Outstanding	2,392,375

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.72

Class I Shares

Net Assets	$281,881,374

Shares Outstanding	24,047,561

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.72

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2019

Interest (net of foreign taxes, $1,415)	$5,501,654

Dividends (net of foreign taxes, $199)	64,176

Dividends from affiliated investment	604,198

Total investment income	$6,170,028

Expenses

Investment adviser fee	$598,076

Distribution and service fees

Class A	55,705

Class C	113,199

Trustees’ fees and expenses	7,319

Custodian fee	44,170

Transfer and dividend disbursing agent fees	76,389

Legal and accounting services	35,015

Printing and postage	18,950

Registration fees	65,852

Miscellaneous	10,163

Total expenses	$1,024,838

Deduct —

Allocation of expenses to affiliate	$204,697

Total expense reductions	$204,697

Net expenses	$820,141

Net investment income	$5,349,887

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(147,601)

Investment transactions — affiliated investment	287

Foreign currency transactions	(12,423)

Net realized loss	$(159,737)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease of $315 in accrued foreign capital gains taxes)	$5,839,419

Investments — affiliated investment	1,209

Foreign currency	12,792

Net change in unrealized appreciation (depreciation)	$5,853,420

Net realized and unrealized gain	$5,693,683

Net increase in net assets from operations	$11,043,570

12	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

From operations —

Net investment income	$5,349,887	$5,501,270

Net realized gain (loss)	(159,737)	813,844

Net change in unrealized appreciation (depreciation)	5,853,420	(5,655,214)

Net increase in net assets from operations	$11,043,570	$659,900

Distributions to shareholders —

Class A	$(904,058)	$(1,477,677)

Class C	(374,849)	(583,378)

Class I	(4,280,328)	(3,671,748)

Total distributions to shareholders	$(5,559,235)	$(5,732,803)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$15,873,888	$27,400,537

Class C	10,496,077	6,825,122

Class I	158,985,989	142,333,086

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	843,948	1,362,034

Class C	349,396	539,859

Class I	4,214,529	3,643,148

Cost of shares redeemed

Class A	(8,846,051)	(17,879,234)

Class C	(3,128,343)	(4,992,017)

Class I	(38,023,505)	(32,054,112)

Net asset value of shares converted

Class A	1,000,735	—

Class C	(1,000,735)	—

Net increase in net assets from Fund share transactions	$140,765,928	$127,178,423

Net increase in net assets	$146,250,263	$122,105,520

Net Assets

At beginning of period	$216,792,129	$94,686,609

At end of period	$363,042,392	$216,792,129

13	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Financial Highlights

	Class A

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$11.570		$11.930	$11.630	$11.040	$11.780	$11.520

Income (Loss) From Operations

Net investment income(1)	$0.223		$0.402	$0.367	$0.415	$0.358	$0.420

Net realized and unrealized gain (loss)	0.170		(0.344)	0.319	0.774	(0.668)	0.372

Total income (loss) from operations	$0.393		$0.058	$0.686	$1.189	$(0.310)	$0.792

Less Distributions

From net investment income	$(0.233)		$(0.409)	$(0.322)	$(0.450)	$(0.430)	$(0.532)

From net realized gain	—		(0.009)	—	(0.149)	—	—

Tax return of capital	—		—	(0.064)	—	—	—

Total distributions	$(0.233)		$(0.418)	$(0.386)	$(0.599)	$(0.430)	$(0.532)

Net asset value — End of period	$11.730		$11.570	$11.930	$11.630	$11.040	$11.780

Total Return(2)(3)	3.45	%(4)	0.50%	6.01%	11.21%	(2.80)%	7.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$53,113		$43,503	$33,927	$17,977	$15,588	$18,176

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	0.74	%(6)	0.74%	0.77%	0.80%	0.85%	0.95%

Net investment income	3.89	%(6)	3.43%	3.13%	3.74%	3.03%	3.64%

Portfolio Turnover	27	%(4)	43%	61%	71%	119%	0	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.15%, 0.22%, 0.36%, 0.53%, 0.34% and 0.23% of average daily net assets for the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 1%.

14	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Financial Highlights — continued

	Class C

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$11.560		$11.920	$11.620	$11.040	$11.770	$11.520

Income (Loss) From Operations

Net investment income(1)	$0.180		$0.313	$0.282	$0.331	$0.266	$0.334

Net realized and unrealized gain (loss)	0.170		(0.343)	0.317	0.765	(0.655)	0.362

Total income (loss) from operations	$0.350		$(0.030)	$0.599	$1.096	$(0.389)	$0.696

Less Distributions

From net investment income	$(0.190)		$(0.321)	$(0.249)	$(0.367)	$(0.341)	$(0.446)

From net realized gain	—		(0.009)	—	(0.149)	—	—

Tax return of capital	—		—	(0.050)	—	—	—

Total distributions	$(0.190)		$(0.330)	$(0.299)	$(0.516)	$(0.341)	$(0.446)

Net asset value — End of period	$11.720		$11.560	$11.920	$11.620	$11.040	$11.770

Total Return(2)(3)	3.07	%(4)	(0.25)%	5.23%	10.30%	(3.44)%	6.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,048		$20,926	$19,197	$12,574	$10,457	$10,594

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	1.49	%(6)	1.49%	1.52%	1.55%	1.60%	1.70%

Net investment income	3.15	%(6)	2.67%	2.41%	2.98%	2.25%	2.90%

Portfolio Turnover	27	%(4)	43%	61%	71%	119%	0	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.15%, 0.22%, 0.36%, 0.53%, 0.34% and 0.23% of average daily net assets for the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 1%.

15	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Financial Highlights — continued

	Class I

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$11.560		$11.920	$11.620	$11.040	$11.770	$11.520

Income (Loss) From Operations

Net investment income(1)	$0.237		$0.440	$0.399	$0.442	$0.380	$0.447

Net realized and unrealized gain (loss)	0.170		(0.352)	0.316	0.765	(0.651)	0.364

Total income (loss) from operations	$0.407		$0.088	$0.715	$1.207	$(0.271)	$0.811

Less Distributions

From net investment income	$(0.247)		$(0.439)	$(0.346)	$(0.478)	$(0.459)	$(0.561)

From net realized gain	—		(0.009)	—	(0.149)	—	—

Tax return of capital	—		—	(0.069)	—	—	—

Total distributions	$(0.247)		$(0.448)	$(0.415)	$(0.627)	$(0.459)	$(0.561)

Net asset value — End of period	$11.720		$11.560	$11.920	$11.620	$11.040	$11.770

Total Return(2)(3)	3.58	%(4)	0.74%	6.28%	11.40%	(2.47)%	7.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$281,881		$152,363	$41,563	$6,700	$6,969	$18,648

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	0.49	%(6)	0.49%	0.52%	0.55%	0.60%	0.70%

Net investment income	4.13	%(6)	3.77%	3.40%	4.00%	3.21%	3.87%

Portfolio Turnover	27	%(4)	43%	61%	71%	119%	0	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.15%, 0.22%, 0.36%, 0.53%, 0.34% and 0.23% of average daily net assets for the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 1%.

16	See Notes to Financial Statements.

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Core Plus Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments

17

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of March 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2018, the Fund had a late year ordinary loss of $1,591 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

18

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$354,711,209

Gross unrealized appreciation	$5,699,676

Gross unrealized depreciation	(4,377,500)

Net unrealized appreciation	$1,322,176

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended March 31, 2019, the Fund’s investment adviser fee amounted to $598,076 or 0.45% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74%, 1.49% and 0.49% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2020. Pursuant to this agreement, BMR was allocated $204,697 of the Fund’s operating expenses for the six months ended March 31, 2019.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, EVM earned $2,352 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $20,388 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2019 amounted to $55,705 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2019, the Fund paid or accrued to EVD $84,899 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2019 amounted to $28,300 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based

19

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2019, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and approximately $1,000 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended March 31, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$149,074,547	$48,520,952

U.S. Government and Agency Securities	16,505,598	10,739,940

	$165,580,145	$59,260,892

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	1,375,639	2,323,804

Issued to shareholders electing to receive payments of distributions in Fund shares	73,327	116,194

Redemptions	(768,909)	(1,522,948)

Converted from Class C shares	87,140	—

Net increase	767,197	917,050

Class C	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	911,906	579,842

Issued to shareholders electing to receive payments of distributions in Fund shares	30,369	46,064

Redemptions	(272,758)	(425,935)

Converted to Class A shares	(87,130)	—

Net increase	582,387	199,971

Class I	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	13,811,713	12,128,224

Issued to shareholders electing to receive payments of distributions in Fund shares	365,989	311,985

Redemptions	(3,310,979)	(2,745,878)

Net increase	10,866,723	9,694,331

20

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$133,798,718	$—	$133,798,718

Commercial Mortgage-Backed Securities	—	30,107,220	—	30,107,220

Asset-Backed Securities	—	53,777,048	—	53,777,048

Foreign Government Bonds	—	43,186,355	—	43,186,355

Senior Floating-Rate Loans	—	671,735	—	671,735

Convertible Bonds	—	3,524,930	—	3,524,930

Convertible Preferred Stocks	718,507	394,567	—	1,113,074

Common Stocks	46,741	—	—	46,741

U.S. Treasury Obligations	—	21,032,980	—	21,032,980

Short-Term Investments	—	68,774,584	—	68,774,584

Total Investments	$765,248	$355,268,137	$—	$356,033,385

21

Eaton Vance

Core Plus Bond Fund

March 31, 2019

Officers and Trustees

Officers of Eaton Vance Core Plus Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Core Plus Bond Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7768    3.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2019